Loans - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Oct. 31, 2020
Downside Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 682		$ 938
Probability weighting percentage	100.00%
Base Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ (309)		$ (204)
Probability weighting percentage	100.00%	100.00%